UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	October 28, 2002

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       42

Form 13F Information Table value total:       $61543



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       3200   58509SH       SOLE                 0       0  58509
Analog Devices, Inc.       COM              032654105       1691   85837SH       SOLE                 0       0  85837
Anheuser-Busch Companies   COM              035229103        646   12760SH       SOLE                 0       0  12760
Apollo Group, Inc.         COM              037604105       2414   55575SH       SOLE                 0       0  55575
Berkshire Hathaway B       CLASS B          084670207        338     137SH       SOLE                 0       0    137
BP Amoco                   COM              055622104        347    8685SH       SOLE                 0       0   8685
Cardinal Health Inc.       COM              14149Y108       2654   42662SH       SOLE                 0       0  42662
Charles Schwab & Co., Inc. COM               808513105      2122  243881SH       SOLE                 0       0 243881
Cisco Systems, Inc.        COM              17275R102       1043   99500SH       SOLE                 0       0  99500
Coca-Cola Company          COM               191216100       509   10615SH       SOLE                 0       0  10615
Darden Restaurants Inc     COM               237194105      2777  114555SH       SOLE                 0       0 114555
Dean Foods Co              COM               242370104      2033   51100SH       SOLE                 0       0  51100
Dell Computer Corporation  COM               247025109       407   17297SH       SOLE                 0       0  17297
Exxon Mobil Corporation    COM              30231G102       1953   61238SH       SOLE                 0       0  61238
Family Dollar Stores, Inc. COM               307000109      2823  105025SH       SOLE                 0       0 105025
Federal Nat'l Mortgage     COM               313586109      2304   38695SH       SOLE                 0       0  38695
First Data Corp.           COM               319963104      3144  112470SH       SOLE                 0       0 112470
General Electric Co.       COM               369604103      4254  172590SH       SOLE                 0       0 172590
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100      1507  108475SH       SOLE                 0       0 108475
Johnson & Johnson          COM               478160104       504    9328SH       SOLE                 0       0   9328
KB Home                    COM              48666K109       1658   33945SH       SOLE                 0       0  33945
Kinder Morgan Energy       COM               494550106       890   27885SH       SOLE                 0       0  27885
Kraft Foods Inc.           COM              50075N104       1846   50630SH       SOLE                 0       0  50630
Lowe's Companies, Inc.     COM               548661107      2931   70805SH       SOLE                 0       0  70805
Medtronic, Inc.            COM               585055106      3011   71497SH       SOLE                 0       0  71497
Merck & Co., Inc.          COM               589331107       451    9856SH       SOLE                 0       0   9856
Microsoft Corporation      COM               594918104      1245   28455SH       SOLE                 0       0  28455
Nokia Corp. ADR            SPONSORED ADR     654902204       311   23491SH       SOLE                 0       0  23491
Nortel Networks Corp.      COM               656568102        16   28968SH       SOLE                 0       0  28968
Oracle Corporation         COM              68389X105        111   14086SH       SOLE                 0       0  14086
Performance Food Grp Co    COM               713755106      1910   56245SH       SOLE                 0       0  56245
Pfizer, Inc.               COM               717081103       322   11090SH       SOLE                 0       0  11090
Procter & Gamble Company   COM               742718109       798    8928SH       SOLE                 0       0   8928
SPDR Trust                 COM              78462F103        643    7856SH       SOLE                 0       0   7856
Sun Microsystems, Inc.     COM               866810104        29   11365SH       SOLE                 0       0  11365
Symantec Corp              COM               871503108       536   15945SH       SOLE                 0       0  15945
Tenet Healthcare Corp      COM              88033G100       2537   51254SH       SOLE                 0       0  51254
UnitedHealth Group         COM              91324P102        773    8860SH       SOLE                 0       0   8860
Washington Mutual Inc      COM               939322103      1291   41030SH       SOLE                 0       0  41030
Wells Fargo & Co., Inc.    COM               949746101      3135   65100SH       SOLE                 0       0  65100
Wyeth                      COM               983024100       428   13471SH       SOLE                 0       0  13471